Expense Example, No Redemption - Investor A, C, Institutional and Class R - BlackRock Advantage Large Cap Value Fund - Investor C Shares	Mar. 01, 2021 USD ($)
Expense Example, No Redemption:
Expense Example, No Redemption, 1 Year	$ 157
Expense Example, No Redemption, 3 Years	506
Expense Example, No Redemption, 5 Years	899
Expense Example, No Redemption, 10 Years	$ 1,797